SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accrued and other liabilities) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accrued liabilities and other liabilities	$ 330,232	$ 857,722
Accrued Payroll [Member]
Accrued liabilities and other liabilities	0	162,887
Accrued Bonus [Member]
Accrued liabilities and other liabilities	126,425	262,580
D&O Financing [Member]
Accrued liabilities and other liabilities	32,052	0
Accrued Audit And Legal Expenses [Member]
Accrued liabilities and other liabilities	81,490	89,082
Accrued Interest [Member]
Accrued liabilities and other liabilities	0	98,685
Accrued Board Compensation [Member]
Accrued liabilities and other liabilities	46,250	92,500
Other Accrued Liabilities [Member]
Accrued liabilities and other liabilities	$ 44,015	$ 151,988